Note 18 - Net Earnings Per Common Share (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Issuance of Common Stock		$ 286,924	$ 0
Subordinate Voting Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,479,500
Proceeds from Issuance of Common Stock	$ 300,019
Convertible Senior Subordinated Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.00%